BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1%
	AEROSPACE & DEFENSE - 9.6%
4,790	Howmet Aerospace, Inc.	$ 1,103,903
42,813	Rolls-Royce Holdings plc - ADR	660,176
14,807	Rolls-Royce Holdings plc	221,035
		1,985,114
	ASSET MANAGEMENT - 8.3%
9,425	Charles Schwab Corporation (The)	885,762
9,296	KKR & Company, Inc.	859,880
		1,745,642
	BANKING - 8.8%
88,308	Banco Santander S.A.	996,114
7,249	Citigroup, Inc.	822,109
		1,818,223
	BIOTECH & PHARMA - 2.6%
2,236	Johnson & Johnson	546,568

	DIVERSIFIED INDUSTRIALS - 3.1%
715	Parker-Hannifin Corporation	640,097

	E-COMMERCE DISCRETIONARY - 5.3%
5,251	Amazon.com, Inc.(a)	1,093,627

	ELECTRICAL EQUIPMENT - 10.8%
2,047	Hubbell, Inc.	1,004,545
7,688	Siemens Energy A.G.	1,260,073
		2,264,618
	INSTITUTIONAL FINANCIAL SERVICES - 4.3%
5,383	Morgan Stanley	885,880

	INSURANCE - 6.6%
15,367	AIA Group Ltd.	684,293
24,162	Prudential plc	686,925
		1,371,218

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	INTERNET MEDIA & SERVICES - 4.6%
9,934	Netflix, Inc.(a)	$ 955,154

	LEISURE FACILITIES & SERVICES - 4.6%
6,246	Live Nation Entertainment, Inc.(a)	952,577

	MACHINERY - 4.1%
4,973	Crane Company	850,383

	MEDICAL EQUIPMENT & DEVICES - 4.2%
19,288	Medline, Inc.(a)	858,316

	PUBLISHING & BROADCASTING - 3.9%
9,496	Liberty Media Corp-Liberty Formula One(a)	807,350

	RETAIL - DISCRETIONARY - 4.3%
2,756	Burlington Stores, Inc.(a)	896,747

	SEMICONDUCTORS - 5.3%
3,249	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,098,000

	TECHNOLOGY HARDWARE - 4.9%
3,976	Apple, Inc.	1,009,069

	WHOLESALE - CONSUMER STAPLES - 4.8%
11,754	Performance Food Group Company(a)	1,006,848

	TOTAL COMMON STOCKS (Cost $20,173,715)	20,785,431

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS - 0.2%
40,126	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55% (Cost $40,126)(b)	$ 40,126

	TOTAL INVESTMENTS - 100.3% (Cost $20,213,841)	$ 20,825,557
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(52,786)
	NET ASSETS - 100.0%	$ 20,772,771

ADR	American Depositary Receipt

A.G.       Akiengesellschaft

Ltd.	Limited Company

PLC Public Limited Company

S.A.       Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.